S000031347 [Member] Investment Strategy - Columbia Income Builder Fund	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is a “fund-of-funds” and seeks to achieve its objective by investing in a combination of underlying funds, including mutual funds and exchange-traded funds (ETFs) (collectively, Underlying Funds), representing different asset classes, potentially including an allocation to alternative investment strategies. Under normal circumstances, the Fund intends to invest in each asset class within the following target asset allocation ranges:
Table 1 — Asset Class (Target Allocation Range – Under Normal Circumstances)*
Equity	0–35%
Fixed Income	55–100%
Cash	0–15%
Alternative and Other Strategies	0–20%
*
Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees.
Columbia Management Investment Advisers, LLC (the Investment Manager), allocates the Fund’s assets within and across different asset classes through investments in Underlying Funds, potentially including an allocation to alternative investment strategy funds, in an effort to achieve the Fund’s investment objective of providing a high level of current income and growth of capital. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations.
In pursuit of the Fund’s investment objective, the Investment Manager chooses investments by:
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Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;
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Analyzing factors such as credit quality, interest rate outlook and price; and
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Targeting certain Underlying Funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.
The Investment Manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories.
Investment Category Allocation. Within the equity and fixed income asset classes, the Investment Manager establishes allocations for the Fund, seeking to achieve the Fund’s investment objective by investing in defined investment categories. Fixed income investment categories include Underlying Funds that invest in: government bonds, U.S. investment grade bonds, U.S. high yield bonds, floating rate securities, emerging market bonds, multi-sector bonds and short and ultra-short bonds. These fixed income Underlying Funds include those that invest in mortgage- and asset-backed securities. The Investment Manager also may allocate assets to money market (cash) or alternative investment strategies. Equity investment categories include Underlying Funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and specialty funds, including those that invest in convertible securities, real estate equities, and technology-focused investments. The target allocation range constraints set forth in Table 1 are intended to promote diversification within asset classes, and the Investment Manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the Investment Manager as part of its qualitative review.